Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic
Loss for the year	$ (13,985)	$ (44,810)	$ (40,324)
Basic weighted average shares in issue	284,530,534	231,530,091	116,558,191
Basic loss per share	$ (0.05)	$ (0.19)	$ (0.35)
Diluted
Loss for the year	$ (13,985)	$ (44,810)	$ (40,324)
Effect of dilutive securities: liability-classified warrants	(6,654)
Diluted net loss	$ (20,639)	$ (44,810)	$ (40,324)
Weighted average number of ordinary shares, basic	284,530,534	231,530,091	116,558,191
Incremental dilutive shares from liability-classified warrants (treasury stock method)	2,601,154
Weighted average shares in issue - diluted	287,131,688	231,530,091	116,558,191
Diluted net loss	$ (0.07)	$ (0.19)	$ (0.35)
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding	31,265,982	66,465,481	12,536,721
Warrants
Diluted
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding	12,878,944	49,399,947	5,726,364
Share options
Diluted
Potentially dilutive securities excluded from the computation of diluted weighted average shares outstanding	18,387,038	17,065,534	6,810,357